Note 11 - Changes in Stockholders' Equity (Details Textual) - USD ($)					9 Months Ended		12 Months Ended
	Aug. 30, 2023	Jun. 01, 2023	Jul. 07, 2021	Feb. 05, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, Shares Authorized (in shares)					20,000,000		20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Issued (in shares)					0		0	0
Common Stock, Shares Authorized (in shares)					500,000,000		500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Issued (in shares)					5,603,083		4,847,384	4,809,070
Proceeds from Issuance of Common Stock					$ 3,675,000	$ 0	$ 0	$ 5,562,511
Private Placement [Member]
Proceeds from Issuance of Common Stock	$ 3,675,000
Stock Issued During Period, Shares, New Issues (in shares)	735,000		714,701	631,250
Shares Issued, Price Per Share (in dollars per share)	$ 5
Five Nonemployee Directors [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)		20,699
Stock Issued During Period, Value, Issued for Services		$ 125,229